Reverse Merger - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 11, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Stock based compensation expense		$ 2,900	$ 1,518
Research and development		32,841	29,379
General and administrative		18,159	$ 6,743
Transaction costs		3,919
Dianthus [Member]
Business Acquisition [Line Items]
Stock based compensation expense	$ 500
Research and development		200
General and administrative		300
Transaction costs		$ 3,900